Investment Contract Liabilities - Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 10,079
Ending balance	11,816	$ 10,079
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	9,281	9,239
Policy deposits	3,365	1,634
Interest	218	150
Withdrawals	(1,629)	(1,882)
Fees	1	0
Impact of changes in foreign exchange rates	(108)	81
Other	(61)	59
Ending balance	$ 11,067	$ 9,281